12a. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
A. Income Taxes Tables
Significant components of the income tax benefit (expense)
	2015	2014
Current provision:
Federal	$0	$0
State	0	0
Foreign	(81,273)
Deferred provision:
Federal	1,579,747	0
State	744,223
Foreign	(2,780)	0
	$2,239,917	$0

Reconciliation of the statutory federal income tax rate to the entity's effective income tax rate on income before income taxes
	2015	2014
Federal statutory rate	34.0%	34.0%
State income taxes, net of federal income tax benefit	7.0	0.7
Book derivative income (expense)	13.4	(14.2)
Dividend income from Canadian subsidiary	(6.6)	--
Section 78 Gross up	(2.5)	--
Stock compensation expense	(5.2)	(1.1)
Acquisition costs	(2.4)	--
Taxes related to foreign operations	2.1	--
Officers’ life insurance	(0.7)	(0.1)
Goodwill impairment	--	(6.6)
Intangibles impairment	--	(0.3)
Change in valuation allowance	(16.9)	(10.6)
Other	(1.5)	(1.8)
	20.9%	0%

Components of deferred tax assets and liabilities
	2015	2014
Deferred income tax assets:
Operating loss carry forward	$9,608,605	$5,260,000
Acquired NOL – Ecological acquisition	64,654	164,910
Accrued compensation	-	92,000
Allowance for doubtful accounts	150,354	141,000
Transaction costs capitalized	48,238	-
Intangible assets	-	1,886,000
Dividend withheld tax credit	80,819	-
Property, Plant and Equipment	61,715	-
Charitable contribution carryforward	8,312	-
Foreign tax credit on repatriated earnings	436,518	-
Cumulative Eligible Capital Deduction - Canada	54,682	0
Total deferred tax assets	10,513,897	7,543,910
Less: valuation allowance	(9,199,787)	(7,543,910)
Deferred income tax assets	$1,314,110	$-

Deferred income tax liabilities:
Intangibles Assets – IPSA acquisition	$(1,116,610)	$-
Property and equipment	-	(85,000)
Repatriated earnings of foreign subsidiaries	(141,091)	-
Total deferred tax liabilities	(1,257,701)	(85,000)
Net deferred tax assets / (liabilities)	$56,409	$(85,000)